Parent Company Only Condensed Financial Information - Schedule of Condensed Statement of Comprehensive Income (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Condensed Statement of Comprehensive Income [Line Items]
General and administrative expenses	¥ (25)	$ (4)	¥ (20)
Research and development expenses	(667)	(93)
Total operating expenses	(692)	(97)	(20)
Operating loss	(692)	(97)	(20)
Exchange gain (loss)	(1,606)	(224)	1,253
Share of profits (loss) from subsidiaries and Consolidated VIEs	(18,996)	(2,650)	25,390
Income (loss) before taxes	(21,294)	(2,971)	26,623
Income tax expense
Net income(loss)	(21,294)	(2,971)	26,623
Comprehensive income (loss)
Net income (loss)	(21,294)	(2,971)	26,623
Other comprehensive income (loss)
Foreign currency translation adjustment	(1,085)	(151)
Total comprehensive income (loss)	¥ (22,379)	$ (3,122)	¥ 26,623